Provisions for employee benefits (Details 1) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Statement [Line Items]
Present value of benefit liabilities at beginning of year	€ 31		€ 3
Interest cost/income			(15)
Present value of benefit liabilities at end of year (a)	136		31
Change in asset ceiling	5
Asset ceiling at end of year (c)	5
Net liability recognized at end of year (a+b+c)	1,117		1,022
Italian defined benefit plans [Member]
Statement [Line Items]
Net liability recognized at end of year (a+b+c)	275		284
Foreign defined benefit plan [Member]
Statement [Line Items]
Current cost	27		24
Interest cost/income	(14)		(9)
Past service cost and (gains) losses settlements	2		(1)
Asset ceiling at end of year (c)	5
Net liability recognized at end of year (a+b+c)	385		409
FISDE and other foreign medical plans [Member]
Statement [Line Items]
Current cost	2		2
Interest cost/income	(2)		(2)
Past service cost and (gains) losses settlements	1		2
Net liability recognized at end of year (a+b+c)	148		135
Defined benefit plan [Member]
Statement [Line Items]
Current cost	29		26
Interest cost/income	(20)		(14)
Past service cost and (gains) losses settlements	3		1
Asset ceiling at end of year (c)	5
Net liability recognized at end of year (a+b+c)	808		828
Other benefit plans [Member]
Statement [Line Items]
Current cost	42		54
Interest cost/income	(1)		(1)
Past service cost and (gains) losses settlements	115		28
Net liability recognized at end of year (a+b+c)	309		194
Present value of defined benefit obligation [member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	1,610		1,487
Current cost	71		80
Interest cost/income	38		35
Remeasurements:	19		50
- actuarial (gains) losses due to changes in demographic assumptions			(14)
- actuarial (gains) losses due to changes in financial assumptions	(1)		69
- experience (gains) losses	20		(5)
Past service cost and (gains) losses settlements	118		29
Plan contributions:			1
- employee contributions	1		1
Benefits paid	(133)		(89)
Reclassification to asset held for sale	(8)		(14)
Changes in the scope of consolidation	(92)		(20)
Currency translation differences and other changes	34		51
Present value of benefit liabilities at end of year (a)	1,657		1,610
Present value of defined benefit obligation [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	284		298
Interest cost/income	4		3
Remeasurements:	1		(6)
- actuarial (gains) losses due to changes in financial assumptions			(5)
- experience (gains) losses	1		(1)
Benefits paid	(15)		(10)
Changes in the scope of consolidation			(1)
Currency translation differences and other changes	1
Present value of benefit liabilities at end of year (a)	275		284
Present value of defined benefit obligation [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	997		895
Current cost	27		24
Interest cost/income	31		29
Remeasurements:	(25)		54
- actuarial (gains) losses due to changes in demographic assumptions			(14)
- actuarial (gains) losses due to changes in financial assumptions	(31)		71
- experience (gains) losses	6		(3)
Past service cost and (gains) losses settlements	2		(1)
Plan contributions:			1
- employee contributions	1		1
Benefits paid	(35)		(37)
Reclassification to asset held for sale	(8)		(12)
Changes in the scope of consolidation	(90)		(15)
Currency translation differences and other changes	26		59
Present value of benefit liabilities at end of year (a)	925		997
Present value of defined benefit obligation [member] | FISDE and other foreign medical plans [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	135		136
Current cost	2		2
Interest cost/income	2		2
Remeasurements:	13		(1)
- actuarial (gains) losses due to changes in financial assumptions	1
- experience (gains) losses	12		(1)
Past service cost and (gains) losses settlements	1		2
Benefits paid	(9)		(6)
Changes in the scope of consolidation			(1)
Currency translation differences and other changes	4		1
Present value of benefit liabilities at end of year (a)	148		135
Present value of defined benefit obligation [member] | Defined benefit plan [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	1,416		1,329
Current cost	29		26
Interest cost/income	37		34
Remeasurements:	(11)		47
- actuarial (gains) losses due to changes in demographic assumptions			(14)
- actuarial (gains) losses due to changes in financial assumptions	(30)		66
- experience (gains) losses	19		(5)
Past service cost and (gains) losses settlements	3		1
Plan contributions:			1
- employee contributions	1		1
Benefits paid	(59)		(53)
Reclassification to asset held for sale	(8)		(12)
Changes in the scope of consolidation	(90)		(17)
Currency translation differences and other changes	31		60
Present value of benefit liabilities at end of year (a)	1,348		1,416
Present value of defined benefit obligation [member] | Other benefit plans [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	194		158
Current cost	42		54
Interest cost/income	1		1
Remeasurements:	30		3
- actuarial (gains) losses due to changes in financial assumptions	29		3
- experience (gains) losses	1
Past service cost and (gains) losses settlements	115		28
Benefits paid	(74)		(36)
Reclassification to asset held for sale			(2)
Changes in the scope of consolidation	(2)		(3)
Currency translation differences and other changes	3		(9)
Present value of benefit liabilities at end of year (a)	309		194
Plan assets [member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	588		619
Interest cost/income	17		20
Return on plan assets	(21)		12
Plan contributions:	25		24
- employee contributions	1		1
- employer contributions	24		23
Benefits paid	(26)		(25)
Changes in the scope of consolidation	(64)		(15)
Currency translation differences and other changes	26		(47)
Present value of benefit liabilities at end of year (a)	545		588
Change in asset ceiling | $		$ 5
Plan assets [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Changes in the scope of consolidation	(64)
Plan assets [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	588		619
Interest cost/income	17		20
Return on plan assets	(21)		12
Plan contributions:	25		24
- employee contributions	1		1
- employer contributions	24		23
Benefits paid	(26)		(25)
Changes in the scope of consolidation			(15)
Currency translation differences and other changes	26		(47)
Present value of benefit liabilities at end of year (a)	545		588
Change in asset ceiling | $		5
Plan assets [member] | Defined benefit plan [Member]
Statement [Line Items]
Present value of benefit liabilities at beginning of year	588		619
Interest cost/income	17		20
Return on plan assets	(21)		12
Plan contributions:	25		24
- employee contributions	1		1
- employer contributions	24		23
Benefits paid	(26)		(25)
Changes in the scope of consolidation	(64)		(15)
Currency translation differences and other changes	26		(47)
Present value of benefit liabilities at end of year (a)	€ 545		€ 588
Change in asset ceiling | $		$ 5